BNY Mellon International Stock Index Fund
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.3%
Australia — 6.3%
ANZ Group Holdings Ltd.	46,246	1,181,176
APA Group	20,964	129,220
Aristocrat Leisure Ltd.	8,714	324,908
ASX Ltd.	3,080	122,814
BHP Group Ltd.	78,725	2,723,699
Brambles Ltd.	21,179	330,512
CAR Group Ltd.	5,685	108,842
Cochlear Ltd.	1,044	194,864
Coles Group Ltd.	20,544	304,430
Commonwealth Bank of Australia	25,939	2,698,470
Computershare Ltd.	8,131	185,261
CSL Ltd.	7,520	950,088
Evolution Mining Ltd.	31,847	299,754
Fortescue Ltd.	26,149	382,563
Goodman Group	31,671	672,850
Insurance Australia Group Ltd.	37,531	198,416
Lynas Rare Earths Ltd.(a)	13,785	140,363
Macquarie Group Ltd.	5,612	823,019
Medibank Private Ltd.	42,229	135,796
National Australia Bank Ltd.	47,478	1,434,222
Northern Star Resources Ltd.	20,814	389,486
Origin Energy Ltd.	26,596	218,265
Pro Medicus Ltd.	907	116,359
Qantas Airways Ltd.	11,594	81,337
QBE Insurance Group Ltd.	23,444	323,107
REA Group Ltd.(b)	806	106,517
Rio Tinto Ltd.	5,754	607,366
Santos Ltd.	49,961	245,163
Scentre Group	80,350	227,438
SGH Ltd.	3,192	102,611
Sigma Healthcare Ltd.	78,979	169,492
Sonic Healthcare Ltd.	7,398	118,272
South32 Ltd.	69,860	222,097
Stockland	38,842	145,329
Suncorp Group Ltd.	16,685	197,321
Telstra Group Ltd.	62,066	210,563
The Lottery Corp., Ltd.	34,461	123,358
Transurban Group	47,910	464,340
Vicinity Ltd.	58,366	99,636
Washington H Soul Pattinson & Co. Ltd.	5,142	138,138
Wesfarmers Ltd.	17,589	1,016,522
Westpac Banking Corp.	53,017	1,433,599
WiseTech Global Ltd.	3,158	127,659
Woodside Energy Group Ltd.	29,262	516,139
Woolworths Group Ltd.	18,907	407,360
		21,148,741
Austria — .3%
Erste Group Bank AG	4,772	620,076

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.3% (continued)
Austria — .3% (continued)
OMV AG	2,227	131,950
Raiffeisen Bank International AG	2,032	103,348
Verbund AG	1,026	75,391
		930,765
Belgium — .9%
Ageas SA	2,346	167,072
Anheuser-Busch InBev SA	15,321	1,098,170
D’ieteren Group	320	73,243
Elia Group SA	717	104,003
Financiere de Tubize SA	322	81,865
Groupe Bruxelles Lambert NV	1,200	113,948
KBC Group NV	3,560	504,187
Lotus Bakeries NV(b)	5	58,780
Sofina SA	257	75,024
Syensqo SA	1,164	97,814
UCB SA	1,988	601,813
		2,975,919
Chile — .1%
Antofagasta PLC	6,049	300,106
China — .0%
Yangzijiang Shipbuilding Holdings Ltd.	40,100	105,385
Denmark — 2.0%
AP Moller - Maersk AS, Cl. A	47	115,392
AP Moller - Maersk AS, Cl. B(b)	63	156,271
Carlsberg AS, Cl. B	1,470	199,129
Coloplast AS, Cl. B	1,977	168,761
Danske Bank AS	10,354	529,098
Demant AS(a)	1,325	46,575
DSV AS	3,168	891,494
Genmab AS(a)	959	312,633
Novo Nordisk AS, Cl. B	49,921	2,959,295
Novonesis Novozymes B, Cl. B	5,441	332,325
Orsted AS(a),(c)	8,171	184,000
Pandora AS	1,195	96,571
Rockwool AS, Cl. B	1,610	54,637
Tryg AS	5,283	128,457
Vestas Wind Systems AS	15,532	473,647
		6,648,285
Finland — 1.1%
Elisa OYJ	2,158	95,659
Fortum OYJ	6,950	164,219
Kesko OYJ, Cl. B	4,473	113,146
Kone OYJ, Cl. B	5,268	378,747
Metso OYJ	10,326	202,516
Neste OYJ	6,496	166,292
Nokia OYJ	81,780	526,031
Nordea Bank Abp	48,137	928,613
Orion OYJ, Cl. B	1,643	135,990
Sampo OYJ, Cl. A	37,028	412,686
Stora Enso OYJ, Cl. R	9,411	108,747

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.3% (continued)
Finland — 1.1% (continued)
UPM-Kymmene OYJ	8,265	229,222
Wartsila OYJ Abp	7,782	315,858
		3,777,726
France — 9.8%
Accor SA	3,101	168,295
Aeroports de Paris SA	528	69,743
Air Liquide SA	8,967	1,678,385
Airbus SE	9,210	2,099,695
Alstom SA(a)	5,255	168,173
Amundi SA(c)	939	83,348
AXA SA	26,887	1,228,446
BioMerieux	641	74,273
BNP Paribas SA	15,579	1,671,735
Bollore SE	10,987	62,659
Bouygues SA	2,962	159,930
Bureau Veritas SA	5,337	171,667
Capgemini SE	2,367	368,153
Carrefour SA	9,075	149,648
Cie de Saint-Gobain SA	6,952	688,073
Cie Generale des Etablissements Michelin SCA	10,347	384,719
Covivio SA	927	59,308
Credit Agricole SA	16,304	353,439
Danone SA	10,034	782,835
Dassault Aviation SA	319	120,917
Dassault Systemes SE	10,490	288,484
Edenred SE	3,917	81,967
Eiffage SA	1,067	157,928
Engie SA	28,300	843,541
EssilorLuxottica SA	4,666	1,428,374
FDJ United(b)	1,762	46,647
Gecina SA	701	64,515
Getlink SE	4,710	93,292
Hermes International SCA	491	1,175,996
Ipsen SA	591	96,600
Kering SA	1,142	356,162
Klepierre SA	3,304	127,229
Legrand SA	4,057	648,244
L’Oreal SA	3,723	1,710,096
LVMH Moet Hennessy Louis Vuitton SE	3,876	2,503,093
Orange SA	28,793	536,811
Pernod Ricard SA	3,069	272,865
Publicis Groupe SA	3,541	353,011
Renault SA	3,015	113,734
Rexel SA	3,592	151,167
Safran SA	5,581	1,987,975
Sanofi SA	17,124	1,610,939
Sartorius Stedim Biotech	466	104,551
Schneider Electric SE	8,498	2,424,082
Societe Generale SA	10,954	957,600
Sodexo SA	1,415	72,305
Thales SA	1,444	438,155

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.3% (continued)
France — 9.8% (continued)
TotalEnergies SE	30,783	2,238,879
Unibail-Rodamco-Westfield	1,932	213,693
Veolia Environnement SA	9,719	364,181
Vinci SA	7,733	1,112,439
		33,117,996
Germany — 8.9%
adidas AG	2,675	472,881
Allianz SE	5,986	2,641,151
BASF SE	13,833	753,860
Bayer AG	15,190	802,275
Bayerische Motoren Werke AG	4,411	457,663
Beiersdorf AG	1,488	177,370
Brenntag SE	1,846	112,444
Commerzbank AG	11,451	471,664
Continental AG	1,740	137,457
CTS Eventim AG & Co. KGaA	1,017	85,506
Daimler Truck Holding AG	7,291	353,960
Delivery Hero SE(a),(c)	2,871	80,304
Deutsche Bank AG	28,689	1,132,346
Deutsche Boerse AG	2,919	738,658
Deutsche Lufthansa AG	9,404	96,945
Deutsche Post AG	14,880	835,182
Deutsche Telekom AG	57,024	1,903,760
E.ON SE	34,794	736,624
Evonik Industries AG	4,137	64,228
Fresenius Medical Care AG	3,444	154,206
Fresenius SE & Co. KGaA	6,476	362,406
GEA Group AG	2,318	165,940
Hannover Rueck SE	917	259,653
Heidelberg Materials AG	2,067	566,821
Henkel AG & Co. KGaA	1,630	134,567
Hensoldt AG	953	94,479
HOCHTIEF AG	248	104,291
Infineon Technologies AG	20,242	998,918
Knorr-Bremse AG	1,148	133,975
LEG Immobilien SE	1,149	82,794
Mercedes-Benz Group AG	11,194	766,766
Merck KGaA	1,982	294,940
MTU Aero Engines AG	844	374,764
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,025	1,229,860
Nemetschek SE	956	83,796
Rational AG	76	61,075
Rheinmetall AG	713	1,505,315
RWE AG	9,766	619,382
SAP SE	16,186	3,272,063
Scout24 SE(c)	1,154	114,969
Siemens AG	11,780	3,577,866
Siemens Energy AG(a)	12,013	2,058,165
Siemens Healthineers AG(c)	5,169	258,255
Symrise AG	2,021	170,224
Talanx AG	997	126,066

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.3% (continued)
Germany — 8.9% (continued)
Vonovia SE	11,735	342,567
Zalando SE(a),(c)	3,481	100,657
		30,069,058
Hong Kong — 2.2%
AIA Group Ltd.	162,800	1,880,103
BOC Hong Kong Holdings Ltd.	58,000	305,125
CK Asset Holdings Ltd.	29,475	173,450
CK Hutchison Holdings Ltd.	41,975	340,696
CK Infrastructure Holdings Ltd.	9,500	78,180
CLP Holdings Ltd.	24,788	234,768
Futu Holdings Ltd., ADR(a)	873	141,924
Galaxy Entertainment Group Ltd.	30,277	154,009
Henderson Land Development Co. Ltd.	22,138	88,358
HKT Trust & HKT Ltd.	62,660	93,682
Hong Kong & China Gas Co. Ltd.	176,267	166,444
Hong Kong Exchanges & Clearing Ltd.	18,642	1,026,400
Hongkong Land Holdings Ltd.	17,500	148,701
Jardine Matheson Holdings Ltd.	2,446	176,688
Link REIT	41,639	190,664
MTR Corp. Ltd.(b)	24,256	107,499
Power Assets Holdings Ltd.	21,500	166,970
Prudential PLC	39,657	649,314
Sino Land Co. Ltd.	55,631	84,044
SITC International Holdings Co. Ltd.	21,000	78,049
Sun Hung Kai Properties Ltd.	22,199	358,247
Swire Pacific Ltd., Cl. A	5,500	52,871
Techtronic Industries Co. Ltd.	22,865	313,430
The Wharf Holdings Ltd.(b)	15,000	48,531
WH Group Ltd.(c)	130,885	153,951
Wharf Real Estate Investment Co. Ltd.	25,311	88,303
		7,300,401
Ireland — .8%
AerCap Holdings NV	2,769	397,794
AIB Group PLC(a)	33,567	378,008
Bank of Ireland Group PLC	14,598	297,200
DCC PLC	1,341	85,143
Experian PLC	14,208	534,279
Kerry Group PLC, Cl. A	2,478	219,765
Kingspan Group PLC	2,354	205,546
Ryanair Holdings PLC	13,190	447,951
		2,565,686
Israel — 1.1%
Azrieli Group Ltd.	667	89,811
Bank Hapoalim BM	19,521	483,954
Bank Leumi Le-Israel BM	22,872	551,257
Check Point Software Technologies Ltd.(a),(b)	1,362	244,493
CyberArk Software Ltd.(a)	794	342,079
Elbit Systems Ltd.	434	307,781
ICL Group Ltd.	12,274	66,556
Israel Discount Bank Ltd., Cl. A	18,831	222,559
Mizrahi Tefahot Bank Ltd.	2,415	189,567

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.3% (continued)
Israel — 1.1% (continued)
Monday.com Ltd.(a)	674	77,341
Nice Ltd.(a)	974	103,582
Nova Ltd.(a)	453	223,978
Phoenix Financial Ltd.	3,611	175,763
Teva Pharmaceutical Industries Ltd., ADR(a)	17,696	603,080
Wix.com Ltd.(a)	880	76,419
		3,758,220
Italy — 3.1%
Banca Mediolanum SpA	3,327	77,931
Banca Monte dei Paschi di Siena SpA	30,979	320,749
Banco BPM SpA	17,773	265,889
BPER Banca SPA	22,869	321,393
Buzzi SpA	1,218	69,189
Davide Campari-Milano NV(b)	9,002	64,031
Enel SpA	126,070	1,394,016
Eni SpA	31,646	646,523
Ferrari NV	1,953	650,094
FinecoBank Banca Fineco SpA	9,558	253,230
Generali(b)	13,212	540,853
Infrastrutture Wireless Italiane SpA(c)	3,768	33,230
Intesa Sanpaolo SpA	220,770	1,563,667
Leonardo SpA	6,216	413,513
Moncler SpA	3,613	209,901
Nexi SpA(b),(c)	8,629	36,875
Poste Italiane SpA(c)	7,177	188,869
Prysmian SpA	4,343	517,154
Recordati Industria Chimica e Farmaceutica SpA	1,877	103,325
Snam SpA	31,064	213,495
Telecom Italia SpA(a)	184,986	124,990
Terna - Rete Elettrica Nazionale	21,904	237,101
UniCredit SpA	21,730	1,892,072
Unipol Assicurazioni SpA	5,403	120,251
		10,258,341
Japan — 22.1%
Advantest Corp.	11,900	1,952,726
Aeon Co. Ltd.	34,800	475,376
AGC, Inc.	3,060	112,806
Aisin Corp.	7,500	134,175
Ajinomoto Co., Inc.	14,300	325,701
ANA Holdings, Inc.	2,300	44,678
Asahi Group Holdings Ltd.	23,200	241,684
Asahi Kasei Corp.	20,600	199,844
Asics Corp.	10,700	258,185
Astellas Pharma, Inc.	28,095	389,766
Bandai Namco Holdings, Inc.	9,250	239,947
Bridgestone Corp.	17,900	403,494
Canon, Inc.	13,417	406,643
Capcom Co. Ltd.	5,600	137,487
Central Japan Railway Co.	12,200	339,679
Chubu Electric Power Co., Inc.	10,500	152,753
Chugai Pharmaceutical Co. Ltd.	10,384	592,534

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.3% (continued)
Japan — 22.1% (continued)
Dai Nippon Printing Co. Ltd.	6,200	111,019
Daifuku Co. Ltd.	5,000	179,301
Dai-ichi Life Holdings, Inc.	54,100	473,486
Daiichi Sankyo Co. Ltd.	28,249	518,845
Daikin Industries Ltd.	4,100	493,351
Daito Trust Construction Co. Ltd.	4,500	91,309
Daiwa House Industry Co. Ltd.	8,600	292,795
Daiwa Securities Group, Inc.	21,100	205,383
Denso Corp.	26,900	373,180
Disco Corp.	1,400	598,159
East Japan Railway Co.	15,100	379,349
Ebara Corp.	7,100	214,420
Eisai Co. Ltd.	3,900	108,872
ENEOS Holdings, Inc.	42,526	360,631
FANUC Corp.	14,545	590,947
Fast Retailing Co. Ltd.	2,874	1,087,097
Fuji Electric Co. Ltd.	2,100	149,598
FUJIFILM Holdings Corp.	17,600	351,483
Fujikura Ltd.	3,900	495,165
Fujitsu Ltd.	27,300	758,473
Hankyu Hanshin Holdings, Inc.	3,600	100,425
Hikari Tsushin, Inc.	200	54,979
Hitachi Ltd.	71,000	2,464,477
Honda Motor Co. Ltd.	57,277	577,456
Hoya Corp.	5,300	891,540
Hulic Co. Ltd.	7,200	85,764
Idemitsu Kosan Co. Ltd.	12,875	109,661
IHI Corp.	15,800	366,452
Inpex Corp.	13,700	307,361
Isuzu Motors Ltd.	8,100	130,280
ITOCHU Corp.	92,100	1,173,638
Japan Airlines Co. Ltd.	2,000	37,908
Japan Exchange Group, Inc.	15,600	170,385
Japan Post Bank Co. Ltd.	27,400	485,848
Japan Post Holdings Co. Ltd.	27,800	334,070
Japan Post Insurance Co. Ltd.	2,800	86,500
Japan Tobacco, Inc.	18,600	665,914
JFE Holdings, Inc.	9,260	124,957
JX Advanced Metals Corp.	8,300	136,543
Kajima Corp.	6,500	265,048
Kao Corp.	7,100	283,658
Kawasaki Heavy Industries Ltd.	2,300	191,973
Kawasaki Kisen Kaisha Ltd.	5,600	80,614
KDDI Corp.	45,426	765,584
Keyence Corp.	3,040	1,110,840
Kikkoman Corp.	10,100	90,718
Kioxia Holdings Corp.(a)	2,800	388,801
Kirin Holdings Company Ltd.	12,300	190,397
Kobe Bussan Co. Ltd.	2,200	54,044
Komatsu Ltd.	14,900	572,005
Konami Group Corp.	1,600	232,662

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.3% (continued)
Japan — 22.1% (continued)
Kubota Corp.	15,000	230,086
Kyocera Corp.	20,200	301,742
Kyowa Kirin Co. Ltd.	3,505	56,796
Lasertec Corp.	1,200	283,279
LY Corp.	41,800	107,114
M3, Inc.	7,100	88,532
Makita Corp.	3,500	121,328
Marubeni Corp.	21,900	725,351
MatsukiyoCocokara & Co.	5,400	86,451
Minebea Mitsumi, Inc.	5,700	115,714
Mitsubishi Chemical Group Corp.	20,380	134,537
Mitsubishi Corp.	49,994	1,325,338
Mitsubishi Electric Corp.	29,500	923,676
Mitsubishi Estate Co. Ltd.	16,400	418,418
Mitsubishi HC Capital, Inc.	14,200	124,085
Mitsubishi Heavy Industries Ltd.	49,700	1,455,077
Mitsubishi UFJ Financial Group, Inc.	177,690	3,213,981
Mitsui & Co. Ltd.	38,300	1,248,242
Mitsui Fudosan Co. Ltd.	41,358	474,378
Mitsui O.S.K. Lines Ltd.(b)	5,400	168,944
Mizuho Financial Group, Inc.	38,550	1,692,596
MonotaRO Co. Ltd.	3,700	49,989
MS&AD Insurance Group Holdings, Inc.	20,071	510,673
Murata Manufacturing Co. Ltd.	25,900	526,159
NEC Corp.	20,100	675,477
Nexon Co. Ltd.	5,600	132,624
NIDEC Corp.	12,800	182,682
Nintendo Co. Ltd.	17,150	1,070,760
Nippon Building Fund, Inc.	124	115,160
Nippon Paint Holdings Co. Ltd.	15,300	101,234
Nippon Sanso Holdings Corp.	2,800	84,910
Nippon Steel Corp.	75,005	312,295
Nippon Yusen KK	6,340	207,896
Nissan Motor Co. Ltd.(a)	35,000	84,906
Nitori Holdings Co. Ltd.	6,300	108,043
Nitto Denko Corp.	10,500	233,072
Nomura Holdings, Inc.	47,000	430,202
Nomura Research Institute Ltd.	5,849	178,873
NTT, Inc.	460,000	461,184
Obayashi Corp.	9,900	223,421
OBIC Co. Ltd.	5,000	138,832
Olympus Corp.	18,000	215,021
Oracle Corp.	500	33,876
Oriental Land Co. Ltd.	16,500	289,363
ORIX Corp.	17,900	544,492
Osaka Gas Co. Ltd.	5,700	213,946
Otsuka Corp.	3,500	69,280
Otsuka Holdings Co. Ltd.	6,800	406,772
Pan Pacific International Holdings Corp.	29,300	173,296
Panasonic Holdings Corp.	36,395	501,446
Rakuten Group, Inc.(a)	23,100	138,270

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.3% (continued)
Japan — 22.1% (continued)
Recruit Holdings Co. Ltd.	21,800	1,154,478
Renesas Electronics Corp.(a)	27,500	459,162
Resona Holdings, Inc.	32,600	376,519
Ryohin Keikaku Co. Ltd.	7,600	151,285
Sanrio Co. Ltd.	2,900	89,595
SBI Holdings, Inc.	8,560	193,162
SCREEN Holdings Co. Ltd.	1,200	152,885
SECOM Co. Ltd.	6,100	222,981
Seibu Holdings, Inc.	3,400	89,936
Sekisui Chemical Co. Ltd.	5,700	100,655
Sekisui House Ltd.	9,500	210,895
Seven & i Holdings Co. Ltd.	32,280	460,955
SG Holdings Co. Ltd.	4,600	44,253
Shimadzu Corp.	3,700	99,681
Shimano, Inc.	1,200	136,758
Shin-Etsu Chemical Co. Ltd.	26,200	865,714
Shionogi & Co. Ltd.	11,500	236,479
Shiseido Co. Ltd.	6,000	102,412
SMC Corp.	900	350,684
SoftBank Corp.	444,400	601,351
SoftBank Group Corp.	59,260	1,636,619
Sompo Holdings, Inc.	13,710	474,894
Sony Financial Group, Inc.(a)	93,300	93,821
Sony Group Corp.	95,300	2,110,296
Subaru Corp.	9,300	201,947
Sumitomo Corp.	16,800	679,430
Sumitomo Electric Industries Ltd.	11,000	479,677
Sumitomo Metal Mining Co. Ltd.	3,800	218,556
Sumitomo Mitsui Financial Group, Inc.	56,800	1,991,867
Sumitomo Mitsui Trust Group, Inc.	9,928	328,732
Sumitomo Realty & Development Co. Ltd.	9,600	266,917
Suntory Beverage & Food Ltd.	2,000	62,981
Suzuki Motor Corp.	24,500	336,070
Sysmex Corp.	7,500	71,097
T&D Holdings, Inc.	7,100	175,122
Taisei Corp.	2,200	219,201
Takeda Pharmaceutical Co. Ltd.	24,623	842,802
TDK Corp.	30,600	392,934
Terumo Corp.	20,600	268,336
The Chiba Bank Ltd.	9,000	121,386
The Kansai Electric Power Company, Inc.	14,499	232,091
TIS, Inc.	3,400	98,946
Toho Co. Ltd.	1,600	81,371
Tokio Marine Holdings, Inc.	28,500	1,060,701
Tokyo Electron Ltd.	6,900	1,848,805
Tokyo Gas Co. Ltd.	5,000	221,659
Tokyo Metro Co. Ltd.(b)	4,200	44,844
Tokyu Corp.	7,710	86,916
TOPPAN Holdings, Inc.	3,800	116,891
Toray Industries, Inc.	21,500	158,202
Toyota Industries Corp.	2,500	319,012

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.3% (continued)
Japan — 22.1% (continued)
Toyota Motor Corp.	146,875	3,328,857
Toyota Tsusho Corp.	10,700	388,627
Trend Micro, Inc.(a)	2,000	78,129
Tsuruha Holdings, Inc.	3,400	54,164
Unicharm Corp.	17,600	106,677
West Japan Railway Co.	6,400	130,534
Yamaha Motor Co. Ltd.	13,800	104,085
Yokogawa Electric Corp.	3,600	119,557
Yokohama Financial Group, Inc.	15,900	144,456
Zensho Holdings Co. Ltd.	1,500	81,289
ZOZO, Inc.	6,700	55,273
		74,414,273
Luxembourg — .2%
ArcelorMittal SA	7,245	391,423
CVC Capital Partners PLC(b),(c)	3,409	60,278
Eurofins Scientific SE	1,789	144,788
Tenaris SA	5,742	127,325
		723,814
Macau — .0%
Sands China Ltd.	39,013	85,386
Mexico — .1%
Fresnillo PLC	3,511	178,215
Netherlands — 5.6%
ABN AMRO Bank NV, CVA(c)	9,010	331,869
Adyen NV(a),(c)	390	579,367
Aegon Ltd.	20,562	161,870
Akzo Nobel NV	2,711	189,351
Argenx SE(a)	954	801,621
ASM International NV	723	607,258
ASML Holding NV	6,016	8,550,233
ASR Nederland NV	2,482	180,469
BE Semiconductor Industries NV	1,128	220,652
Euronext NV(c)	1,207	169,139
EXOR NV	1,501	123,386
Ferrovial SE	7,930	537,200
Heineken Holding NV	2,025	149,549
Heineken NV	4,385	361,193
IMCD NV	869	81,107
ING Groep NV	46,835	1,378,715
JDE Peet’s NV	2,690	100,823
Koninklijke Ahold Delhaize NV	13,991	546,571
Koninklijke KPN NV	61,072	297,450
Koninklijke Philips NV	11,884	341,375
Nebius Group NV(a),(b)	3,335	284,109
NN Group NV	4,166	329,277
Prosus NV	20,281	1,163,145
QIAGEN NV	3,258	172,258
Randstad NV	1,715	61,366
Stellantis NV	31,357	308,007
The Magnum Ice Cream Company NV(a)	7,272	129,246

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.3% (continued)
Netherlands — 5.6% (continued)
Universal Music Group NV	17,149	420,365
Wolters Kluwer NV	3,561	332,950
		18,909,921
New Zealand — .2%
Auckland International Airport Ltd.	25,748	128,054
Contact Energy Ltd.	14,139	79,597
Fisher & Paykel Healthcare Corp. Ltd.	8,955	209,825
Infratil Ltd.	14,779	98,612
Meridian Energy Ltd.	19,902	67,712
Xero Ltd.(a)	2,572	168,023
		751,823
Norway — .6%
Aker BP ASA(b)	4,982	146,590
DNB Bank ASA	13,555	389,600
Equinor ASA(b)	12,085	323,711
Gjensidige Forsikring ASA	3,042	86,458
Kongsberg Gruppen ASA	7,049	241,981
Mowi ASA	7,004	161,034
Norsk Hydro ASA	21,343	190,517
Orkla ASA	10,872	128,939
Salmar ASA(b)	1,104	65,661
Telenor ASA	9,767	164,252
Yara International ASA	2,600	119,600
		2,018,343
Poland — .0%
InPost SA(a),(b)	3,686	57,758
Portugal — .2%
Banco Comercial Portugues SA, Cl. R	119,987	130,241
EDP SA	49,037	250,930
Galp Energia SGPS SA	6,727	134,127
Jeronimo Martins SGPS SA	4,569	107,829
		623,127
Singapore — 1.6%
CapitaLand Ascendas REIT	58,327	130,799
CapitaLand Integrated Commercial Trust	92,942	174,879
CapitaLand Investment Ltd.	36,900	89,374
DBS Group Holdings Ltd.	32,972	1,536,607
Grab Holdings Ltd., Cl. A(a)	36,893	158,640
Keppel Ltd.	22,700	195,470
Oversea-Chinese Banking Corp. Ltd.	52,424	876,275
Sea Ltd., ADR(a)	5,930	690,786
Sembcorp Industries Ltd.	14,800	70,296
Singapore Airlines Ltd.	24,533	122,569
Singapore Exchange Ltd.	13,300	184,841
Singapore Technologies Engineering Ltd.	24,200	186,881
Singapore Telecommunications Ltd.	115,651	417,491
United Overseas Bank Ltd.	19,163	577,223
Wilmar International Ltd.	29,900	79,795
		5,491,926
Spain — 3.7%
Acciona SA	388	83,514

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.3% (continued)
Spain — 3.7% (continued)
ACS Actividades de Construccion y Servicios SA	2,734	307,268
Aena SME SA(c)	11,625	361,727
Amadeus IT Group SA	7,054	473,118
Banco Bilbao Vizcaya Argentaria SA	89,333	2,275,002
Banco de Sabadell SA	77,307	305,091
Banco Santander SA	230,728	2,968,782
Bankinter SA	10,410	178,202
CaixaBank SA	60,406	802,821
Cellnex Telecom SA(c)	7,695	237,417
EDP Renovaveis SA	4,844	73,544
Endesa SA	5,002	184,534
Grifols SA(b)	4,951	63,577
Iberdrola SA	99,789	2,240,704
Iberdrola SA(a)	1,367	30,665
Industria de Diseno Textil SA	16,908	1,103,891
Mapfre SA	13,424	61,449
Naturgy Energy Group SA	2,899	91,004
Redeia Corp. SA	6,052	104,750
Repsol SA	17,364	342,101
Telefonica SA(b)	57,195	231,602
		12,520,763
Sweden — 3.7%
AddTech AB, Cl. B	4,034	131,467
Alfa Laval AB	4,473	259,548
Assa Abloy AB, Cl. B	15,502	627,073
Atlas Copco AB, Cl. A	41,635	861,400
Atlas Copco AB, Cl. B	24,194	436,198
Beijer Ref AB	6,218	88,680
Boliden AB(a)	4,367	307,824
Epiroc AB, Cl. A	10,261	288,121
Epiroc AB, Cl. B	6,032	150,668
EQT AB	7,752	296,367
Essity AB, Cl. B	9,409	278,020
Evolution AB(c)	1,998	129,517
Fastighets AB Balder, Cl. B(a)	11,405	85,836
H & M Hennes & Mauritz AB, Cl. B(b)	7,425	148,662
Hexagon AB, Cl. B	32,178	365,115
Holmen AB, Cl. B	1,085	40,676
Industrivarden AB, Cl. A	1,867	93,553
Industrivarden AB, Cl. C	2,494	124,959
Indutrade AB	4,400	103,455
Investment AB Latour, Cl. B	2,140	53,443
Investor AB, Cl. B	28,241	1,091,522
L E Lundbergforetagen AB, Cl. B	1,087	64,744
Lifco AB, Cl. B	3,628	125,085
Nibe Industrier AB, Cl. B(b)	24,473	93,911
Saab AB, Cl. B	4,928	382,903
Sagax AB, Cl. B	3,355	74,010
Sandvik AB	16,483	652,260
Securitas AB, Cl. B	7,879	130,222
Skandinaviska Enskilda Banken AB, Cl. A	23,466	505,634

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.3% (continued)
Sweden — 3.7% (continued)
Skanska AB, Cl. B	5,270	160,408
SKF AB, Cl. B	5,219	136,135
Spotify Technology SA(a)	2,424	1,212,848
Svenska Cellulosa AB SCA, Cl. B	9,241	115,795
Svenska Handelsbanken AB, Cl. A	22,658	358,313
Swedbank AB, Cl. A	13,076	510,988
Swedish Orphan Biovitrum AB(a)	3,179	120,402
Tele2 AB, Cl. B	8,408	153,808
Telefonaktiebolaget LM Ericsson, Cl. B	43,380	471,639
Telia Co. AB	37,296	169,753
Trelleborg AB, Cl. B	3,244	131,343
Volvo AB, Cl. B	24,629	895,959
		12,428,264
Switzerland — 9.8%
ABB Ltd.	24,294	2,099,253
Alcon AG	7,734	628,614
Avolta AG	1,286	78,614
Banque Cantonale Vaudoise	474	64,104
Barry Callebaut AG	55	96,163
Belimo Holding AG	150	164,542
BKW AG(a)	318	60,132
Chocoladefabriken Lindt & Spruengli AG	13	185,988
Chocoladefabriken Lindt & Spruengli AG, PC	2	294,766
Cie Financiere Richemont SA, Cl. A	8,333	1,613,768
Coca-Cola HBC AG	3,477	187,932
DSM-Firmenich AG	2,635	206,763
EMS-Chemie Holding AG	111	86,225
Galderma Group AG	2,414	449,324
Geberit AG	532	405,374
Givaudan SA	143	552,706
Glencore PLC	155,811	1,062,539
Helvetia Baloise Holding AG	1,239	313,543
Holcim AG(a)	7,908	814,849
Julius Baer Group Ltd.	3,200	267,437
Kuehne + Nagel International AG	759	175,231
Logitech International SA	2,361	202,803
Lonza Group AG	1,084	739,269
Nestle SA	39,937	3,796,015
Novartis AG	29,469	4,376,958
Partners Group Holding AG	348	475,901
Roche Holding AG	10,890	4,941,937
Roche Holding AG, BR	495	228,575
Sandoz Group AG	6,422	507,953
Schindler Holding AG	363	133,534
Schindler Holding AG, PC	622	239,836
SGS SA	2,585	310,161
Sika AG	2,372	454,325
Sonova Holding AG	788	215,374
STMicroelectronics NV	10,422	291,458
Straumann Holding AG	1,751	211,200
Swiss Life Holding AG	442	483,747

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.3% (continued)
Switzerland — 9.8% (continued)
Swiss Prime Site AG	1,211	205,686
Swiss Re AG(a)	4,631	743,200
Swisscom AG	393	321,951
The Swatch Group AG-BR	424	100,249
UBS Group AG	49,206	2,331,580
VAT Group AG(c)	411	267,614
Zurich Insurance Group AG	2,269	1,611,701
		32,998,894
United Arab Emirates — .0%
NMC Health PLC(a),(d)	4,176	1
United Kingdom — 13.9%
3i Group PLC	15,379	707,186
Admiral Group PLC	4,078	153,454
Anglo American PLC	17,338	803,582
Ashtead Group PLC	6,535	420,152
Associated British Foods PLC	5,091	132,808
AstraZeneca PLC	24,036	4,462,402
Autotrader Group PLC(c)	13,830	101,865
Aviva PLC	47,183	411,854
BAE Systems PLC	46,578	1,256,127
Barclays PLC	216,429	1,445,539
Barratt Redrow PLC	20,829	110,737
BP PLC	243,871	1,542,130
British American Tobacco PLC	33,885	2,047,393
BT Group PLC	92,269	242,805
Bunzl PLC	5,189	145,411
Centrica PLC	71,974	188,297
Coca-Cola Europacific Partners PLC	3,216	294,907
Compass Group PLC	26,311	788,084
Diageo PLC	34,510	795,467
Endeavour Mining PLC	2,959	164,926
Entain PLC	9,615	79,701
GSK PLC	63,004	1,617,759
Haleon PLC	138,018	716,586
Halma PLC	5,805	281,978
Hikma Pharmaceuticals PLC	2,455	51,457
HSBC Holdings PLC	266,833	4,728,783
Imperial Brands PLC	11,790	495,498
Informa PLC	19,853	239,374
InterContinental Hotels Group PLC	2,244	304,397
International Consolidated Airlines Group SA	18,018	103,230
Intertek Group PLC	2,363	144,537
J Sainsbury PLC	27,386	119,933
JD Sports Fashion PLC	37,644	42,171
Kingfisher PLC	27,099	125,146
Land Securities Group PLC	11,129	99,203
Legal & General Group PLC	88,581	321,774
Lloyds Banking Group PLC	917,662	1,361,361
London Stock Exchange Group PLC	7,242	806,992
M&G PLC	34,375	145,740
Marks & Spencer Group PLC	31,416	157,848

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.3% (continued)
United Kingdom — 13.9% (continued)
Melrose Industries PLC	19,915	170,887
National Grid PLC	76,904	1,304,161
NatWest Group PLC	124,547	1,141,023
Next PLC	1,798	326,594
Pearson PLC	9,207	120,969
Phoenix Group Holdings PLC	10,871	110,111
Reckitt Benckiser Group PLC	10,465	872,370
RELX PLC	28,290	1,002,991
Rentokil Initial PLC	38,775	239,125
Rio Tinto PLC	17,496	1,591,962
Rolls-Royce Holdings PLC	130,457	2,169,019
Schroders PLC	11,584	71,726
Segro PLC	19,440	202,724
Severn Trent PLC	4,256	170,459
Shell PLC	89,784	3,441,310
Smith & Nephew PLC	12,754	217,397
Smiths Group PLC	5,034	173,156
Spirax Group PLC	1,188	118,307
SSE PLC	18,615	618,520
Standard Chartered PLC	30,165	770,242
Tesco PLC	101,556	590,613
The Sage Group PLC	15,095	197,922
Unilever PLC	33,782	2,290,789
United Utilities Group PLC	10,653	182,161
Vodafone Group PLC	294,754	433,356
Whitbread PLC	2,572	96,019
Wise PLC, Cl. A(a)	9,946	128,619
		46,911,126
Total Equity Securities - Common Stocks (cost $125,293,723)		331,070,263

	Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — .3%
Germany — .3%
Bayerische Motoren Werke AG	4.32	828	85,774
Dr. Ing. h.c. F. Porsche AG(b),(c)	2.31	1,813	88,554
Henkel AG & Co. KGaA	2.04	2,478	217,846
Porsche Automobil Holding SE	1.91	2,478	106,442
Sartorius AG	0.74	393	109,876
Volkswagen AG	6.36	3,192	388,555
Total Equity Securities - Preferred Stocks (cost $766,556)			997,047

Number of Rights
Rights — .0%
Spain — .0%
ACS Actividades de Construccion y Servicios SA, expiring 2/4/2026(a) (cost $1,465)	2,734	1,504

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,558,323)	3.72	2,558,323	2,558,323
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $587,666)	3.72	587,666	587,666
Total Investments (cost $129,207,733)		99.5%	335,214,803
Cash and Receivables (Net)		.5%	1,631,258
Net Assets		100.0%	336,846,061

ADR—American Depositary Receipt
BR—Bearer Certificate
CVA—Company Voluntary Arrangement
PC—Participation Certificate
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $2,944,559 and the value of the collateral was
$3,140,008, consisting of cash collateral of $587,666 and U.S. Government & Agency securities valued at $2,552,342.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, these securities amounted to $3,561,805 or 1.1% of net assets.

(d)	The fund held Level 3 securities at January 31, 2026. These securities were valued at $1 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	21	3/20/2026	3,161,840	3,188,640	26,800
Gross Unrealized Appreciation					26,800
See notes to schedule of investments.

Schedule of Investments
BNY Mellon International Stock Index Fund
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	4,524,420	326,545,842††	1	331,070,263
Equity Securities - Preferred Stocks	—	997,047††	—	997,047
Rights	—	1,504††	—	1,504
Investment Companies	3,145,989	—	—	3,145,989
	7,670,409	327,544,393	1	335,214,803
Other Financial Instruments:
Futures†††	26,800	—	—	26,800
	26,800	—	—	26,800

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s Valuation Designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2026 are set forth in the fund’s Schedule of Investments.
At January 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $206,033,869, consisting of $208,601,725 gross unrealized appreciation and $2,567,856 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.